Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of fair values and carrying values of financial instruments and fair value hierarchy based on the level of inputs utilized to determine such fair value
The following table summarizes the fair values and carrying values of our financial instruments and indicates the fair value hierarchy based on the level of inputs we utilized to determine such fair values:

	Fair Value Measurements Using			Total Fair Value	Total Carrying Value
(dollars in millions)	Level 1	Level 2	Level 3

March 31, 2016
Assets
Cash and cash equivalents	$709	$7	$—	$716	$716
Investment securities	37	1,832	3	1,872	1,872
Net finance receivables, less allowance for finance receivable losses	—	—	13,662	13,662	13,200
Finance receivables held for sale	—	—	804	804	776
Restricted cash and cash equivalents	588	—	—	588	588
Other assets:
Commercial mortgage loans	—	—	53	53	53
Escrow advance receivable	—	—	11	11	11
Receivables related to sales of real estate loans and related trust assets	—	1	—	1	5

Liabilities
Long-term debt	$—	$14,997	$—	$14,997	$14,870

December 31, 2015
Assets
Cash and cash equivalents	$939	$—	$—	$939	$939
Investment securities	36	1,829	2	1,867	1,867
Net finance receivables, less allowance for finance receivable losses	—	—	15,943	15,943	14,967
Finance receivables held for sale	—	—	819	819	793
Restricted cash and cash equivalents	676	—	—	676	676
Other assets:
Commercial mortgage loans	—	—	62	62	62
Escrow advance receivable	—	—	11	11	11
Receivables related to sales of real estate loans and related trust assets	—	1	—	1	5

Liabilities
Long-term debt	$—	$17,616	$—	$17,616	$17,300

Schedule of assets and liabilities measured at fair value on a recurring basis
The following tables present information about our assets measured at fair value on a recurring basis and indicates the fair value hierarchy based on the levels of inputs we utilized to determine such fair value:

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3

March 31, 2016
Assets
Cash equivalents in mutual funds	$164	$—	$—	$164
Cash equivalents in certificates of deposit and commercial paper	—	7	—	7
Investment securities:
Available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	—	106	—	106
Obligations of states, municipalities, and political subdivisions	—	144	—	144
Non-U.S. government and government sponsored entities	—	122	—	122
Corporate debt	—	1,042	—	1,042
RMBS	—	118	—	118
CMBS	—	116	—	116
CDO/ABS	—	55	—	55
Total bonds	—	1,703	—	1,703
Preferred stock	6	7	—	13
Common stock	24	—	—	24
Other long-term investments	—	—	2	2
Total available-for-sale securities *	30	1,710	2	1,742
Other securities:
Bonds:
Non-U.S. government and government sponsored entities	—	3	—	3
Corporate debt	1	115	—	116
RMBS	—	2	—	2
CMBS	—	2	—	2
Total bonds	1	122	—	123
Preferred stock	6	—	—	6
Total other securities	7	122	—	129
Total investment securities	37	1,832	2	1,871
Restricted cash in mutual funds	210	—	—	210
Total	$411	$1,839	$2	$2,252

*	Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at March 31, 2016, which is carried at cost.

	Fair Value Measurements Using			Total Carried At Fair Value
(dollars in millions)	Level 1	Level 2	Level 3

December 31, 2015
Assets
Cash equivalents in mutual funds	$240	$—	$—	$240
Investment securities:
Available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	—	111	—	111
Obligations of states, municipalities, and political subdivisions	—	140	—	140
Non-U.S. government and government sponsored entities	—	126	—	126
Corporate debt	—	999	—	999
RMBS	—	128	—	128
CMBS	—	116	—	116
CDO/ABS	—	71	—	71
Total bonds	—	1,691	—	1,691
Preferred stock	6	7	—	13
Common stock	23	—	—	23
Other long-term investments	—	—	2	2
Total available-for-sale securities (a)	29	1,698	2	1,729
Trading and other securities:
Bonds:
Non-U.S. government and government sponsored entities	—	3	—	3
Corporate debt	—	124	—	124
RMBS	—	2	—	2
CMBS	—	2	—	2
Total bonds	—	131	—	131
Preferred stock	6	—	—	6
Total trading and other securities (b)	6	131	—	137
Total investment securities	35	1,829	2	1,866
Restricted cash in mutual funds	277	—	—	277
Total	$552	$1,829	$2	$2,383

(a)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015, which is carried at cost.

(b)	The fair value of other securities totaled $128 million at December 31, 2015.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level 3 assets measured at fair value on a recurring basis:

		Net gains (losses) included in:		Purchases, sales, issues, settlements	Transfers into Level 3	Transfers out of Level 3 *	Balance at end of period
	Balance at beginning of period	Other revenues	Other comprehensive income (loss)
(dollars in millions)

Three Months Ended March 31, 2016
Investment securities:
Available-for-sale securities:
Other long-term investments	$2	$—	$—	$—	$—	$—	$2
Total	$2	$—	$—	$—	$—	$—	$2

Three Months Ended March 31, 2015
Investment securities:
Available-for-sale securities:
Bonds:
Corporate debt	$4	$—	$—	$—	$—	$—	$4
CMBS	3	—	—	—	—	(3)	—
Total bonds	7	—	—	—	—	(3)	4
Other long-term investments	1	—	—	—	—	—	1
Total	$8	$—	$—	$—	$—	$(3)	$5

*	During the three months ended March 31, 2015, we transferred CMBS securities totaling $3 million out of Level 3 primarily related to the greater observability of pricing inputs.

Quantitative information about Level 3 inputs for assets measured on a recurring basis
Quantitative information about Level 3 inputs for our assets measured at fair value on a recurring basis for which information about the unobservable inputs is reasonably available to us at March 31, 2016 and December 31, 2015 is as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	March 31, 2016	December 31, 2015
RMBS	Discounted cash flows	Spread	693 bps (a)	665 bps (a)
Other long-term investments	Discounted cash flows and indicative valuations	Historical costs Nature of investment Local market conditions Comparables Operating performance Recent financing activity	N/A (b)	N/A (b)

(a)	At March 31, 2016 and December 31, 2015, RMBS consisted of one bond, which was less than $1 million.

(b)	Not applicable.

Schedule of assets measured at fair value on a non-recurring basis on which impairment charges were recorded

Assets measured at fair value on a non-recurring basis on which we recorded impairment charges were as follows:

	Fair Value Measurements Using *
(dollars in millions)	Level 1	Level 2	Level 3	Total

March 31, 2016
Assets
Real estate owned	$—	$—	$10	$10
Commercial mortgage loans	—	—	8	8
Total	$—	$—	$18	$18

December 31, 2015
Assets
Real estate owned	$—	$—	$11	$11
Commercial mortgage loans	—	—	8	8
Total	$—	$—	$19	$19

*	The fair value information presented in the table is as of the date the fair value adjustment was recorded.

Schedule of net impairment charges recorded on assets measured at fair value on a non-recurring basis
Net impairment charges recorded on assets measured at fair value on a non-recurring basis were as follows:

(dollars in millions)	Three Months Ended March 31,
	2016	2015

Assets
Real estate owned	$1	$1
Commercial mortgage loans *	1	—
Total	$2	$1

*	Net impairment charges recorded on commercial mortgage loans for the three months ended March 31, 2015 was less than $1 million and, therefore, is not quantified in the table above.

Quantitative information about Level 3 inputs for assets measured on a nonrecurring basis
Quantitative information about Level 3 inputs for our assets measured at fair value on a non-recurring basis at March 31, 2016 and December 31, 2015 is as follows:

Range (Weighted Average)
	Valuation Technique(s)	Unobservable Input	March 31, 2016	December 31, 2015
Real estate owned	Market approach	Third-party valuation	N/A*	N/A*
Commercial mortgage loans	Market approach Income approach Cost approach	Local market conditions Nature of investment Comparable property sales Operating performance	N/A*	N/A*

*	Not applicable.